Financial Risk Management	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Financial Risk Management
35.	Financial Risk Management

The Group’s activities expose it to a variety of financial risk: market risk (including currency risk, price risk, and interest rate risk), credit risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance.

A.	Market risk

(1)	Currency risk

The Group operates internationally and is exposed to foreign exchange risk arising from various currency exposures, primarily with respect to the USD and the JPY. Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities and net investments in foreign operations. The Group implements the policy of natural hedging and monitors the foreign exchange rate fluctuation closely to manage the risk. The Group’s exposure to foreign exchange risk is as follows:

	As of December 31, 2016
(Foreign currencies: functional currencies)			Sensitivity analysis
	Foreign Currencies in thousands	Exchange rates	Movement	Impact to profit and loss before tax
				(NT$)
Financial assets
Monetary assets
USD:NTD	800,272	32.200	1%	257,688
USD:RMB	17,786	6.9370	1%	5,727
Nonmonetary assets
USD:NTD	21,951	32.200	N/A	N/A
Investments accounted for using the equity method
USD:NTD	559	32.250	N/A	N/A
Financial Liabilities
Monetary liabilities
USD:NTD	596,659	32.300	1%	192,721
USD:RMB	113,280	6.9370	1%	36,589
JPY:NTD	3,838,753	0.2776	1%	10,656
JPY:RMB	596,668	0.0596	1%	1,656

	As of December 31, 2017
(Foreign currencies: functional currencies)			Sensitivity analysis
	Foreign Currencies in thousands	Exchange rates	Movement	Impact to profit and loss before tax
				(NT$)
Financial assets
Monetary assets
USD:NTD	588,521	29.710	1%	174,850
USD:RMB	43,141	6.5342	1%	12,817
Financial Liabilities
Monetary liabilities
USD:NTD	550,842	29.810	1%	164,206
USD:RMB	158,166	6.5342	1%	47,149
JPY:NTD	2,912,882	0.2662	1%	7,754
JPY:RMB	1,013,068	0.0579	1%	2,697

Note: Currency risk does not arise from financial instruments that are nonmonetary items and thus are not subject to sensitivity analysis.

(2)	Price risk

Pursuant to strategic investments objective, the Group exposed to equity securities price risk in public market because of investments held by the Group are classified as available-for-sale financial assets. To manage the market price risk, the Group monitors the future development of the investees and the market trend. Most investees of the Company are in electronic industry, of which ChipMOS Technologies Inc. is traded publicly in the market. ChipMOS Technologies Inc.’s shares are listed on Taiwan Stock Exchange and the ADS of ChipMOS Technologies Inc. are listed on NASDAQ. For other equity investees that are not traded in public market, the Group implements suitable techniques to perform the assessments. As of December 31, 2016 and 2017, if the market price had increased/decreased by 10% with all other variables held constant, other comprehensive income would have increased/decreased by $352,579 and $413,521, respectively.

(3)	Interest rate risk

The Group’s interest rate risk arises from cash, interest bearing time deposits, and borrowings. Mostly, residual cash will be held as deposit. For the fixed rate of time deposits, the change of interest rate will have no impact on future cash flow. As of December 31, 2016 and 2017, the Group held financial assets with cash flow interest rate risk of $6,092 and $0, respectively, and financial liabilities with cash flow interest rate risk of $21,083,583 and $19,262,400, respectively. For the years ended December 31, 2016 and 2017, if the interest rate had been increased/ decreased by 10 points (0.1%), income before income tax for the period would have been decreased by $21,077 and increased by $19,262 lower / higher, respectively.

B.	Credit risk

The Group’s credit risk mainly arises from cash and cash equivalents (deposits with banks or financial institutions), accounts and notes receivable, refundable deposits and etc.

(1)	For risks from banks and financial institutions, the Group periodically assesses their credit ratings based on information provided by external independent rating institutes. Furthermore, to minimize the credit risk, the Group allocates deposits based on each bank’s rating results. After the assessment, most of banks and financial institutions the Group transacts with are with minimum rating of “A”, which represents low credit default risks.

(2)	For risks from accounts and notes receivable, the Group assesses customers’ credit quality through internal risk assessment, taking into account of their current financial conditions and past transaction experiences. After the assessment, management does not expect significant losses from non-performance by these counterparties.

(3)	Aging analysis of accounts receivables that were past due is as follows:

	As of December 31, 2016
	Total	Impaired	Unimpaired
	NT$	NT$	NT$
1-90 days	933,715	—	933,715
91-180 days	54,947	—	54,947
Over 180 days	5,401	1,695	3,706

	994,063	1,695	992,368

	As of December 31, 2017
	Total	Impaired	Unimpaired
	NT$	NT$	NT$
1-90 days	1,322,342	—	1,322,342
91-180 days	15,165	10,238	4,927
Over 180 days	3,561	1,695	1,866

	1,341,068	11,933	1,329,135

Note: As of December 31, 2016 and 2017, no impairment loss incurred on accounts receivables that are not past due.

(4)	As of December 31, 2016 and 2017, the Group’s ten largest customers accounted for 65% and 67% of accounts receivables, respectively. The Group considers the concentration of credit risk for the remaining accounts receivable is immaterial.

C.	Liquidity risk

The objective of liquidity risk management is to ensure the Group has sufficient liquidity to fund its business needs, and to maintain adequate cash, banking facilities to repay the borrowings. By considering its debt financing plans, covenant compliance, compliance with internal balance sheet ratio targets, and other important factors, the finance department of the Company monitors the Group cash requirements and forecasts its future cash flow.

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual terms (including principals and interests payments), which is presented on an undiscounted basis:

	As of December 31, 2016
	Less than 1 year	1-2 years	2-3 years	Over 3 years	Total
	NT$	NT$	NT$	NT$	NT$
Short-term Loans	2,761,041	—	—	—	2,761,041
Accounts Payable	8,194,647	—	—	—	8,194,647
Other Payables	11,896,517	—	—	—	11,896,517
Other Current Liabilities-Others	106,859	—	—	—	106,859
Convertible Bonds (include the current portion)	13,312,768	—	—	—	13,312,768
Long-term Loans (include the current portion)	3,714,850	2,851,419	5,959,549	6,402,421	18,928,239
Other Non-Current Liabilities	—	63,215	—	8,279	71,494

	39,986,682	2,914,634	5,959,549	6,410,700	55,271,565

	As of December 31, 2017
	Less than 1 year	1-2 years	2-3 years	Over 3 years	Total
	NT$	NT$	NT$	NT$	NT$
Short-term Loans	3,454,355	—	—	—	3,454,355
Accounts Payable	7,456,974	—	—	—	7,456,974
Other Payables	10,082,704	—	—	—	10,082,704
Other Current Liabilities-Others	133,212	—	—	—	133,212
Convertible Bonds (include the current portion)	—	12,533,316	—	—	12,533,316
Long-term Loans (include the current portion)	3,363,170	6,462,779	3,889,463	2,513,314	16,228,726
Other Non-Current Liabilities	—	5,052	208	1,228	6,488

	24,490,415	19,001,147	3,889,671	2,514,542	49,895,775